Debt - Asset-Backed Debt Narrative (Detail) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2018 USD ($)	Sep. 30, 2018	Dec. 31, 2018 USD ($) Agreement	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Amount drawdown from secured debt			$ 4,810	$ 4,290	$ 4,986
Asset-Backed Debt
Debt Instrument [Line Items]
Secured debt, carrying value			10,100
Repayments of debt			3,600	$ 400
2016 ABS Financing Facility
Debt Instrument [Line Items]
Secured debt, carrying value			$ 900
Debt revolving period			2 years
Repayments of debt			$ 3,000
Number of loan agreements | Agreement			2
Amount drawdown from secured debt			$ 1,500
2018 ABS Financing Facility
Debt Instrument [Line Items]
Secured debt, carrying value			$ 500
Debt revolving period		1 year
Amount drawn from credit facilities	$ 500
Senior asset-backed notes | Asset Backed Notes
Debt Instrument [Line Items]
Debt revolving period			2 years
Repayments of debt			$ 600